Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%	2.80%	7.82%
Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.78%	4.30%	8.79%
Without Sales Load [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.48%	4.02%	8.46%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
SG Trend Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.51%	7.09%	5.05%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%
SG Trend Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.51%	7.09%	5.05%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%